Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

On June 15, 2017 the company entered into a lease agreement by using another company, Castlefield Realty International Holdings Sdn Bhd (CRIH) owned by Mr See Kok Chong, to lease the office located at Fraser Business Park, Kuala Lumpur, Malaysia. The lease commenced on August 21, 2017 for a term of 3 years, with an option to extend for an additional 3 years. Quest Masteryasia Group Sdn Bhd will be paying on behalf of CRIH for all expenses relating to this lease of office.

As at March 31, 2019 the company has future rental payment of $83,231 for office premises due under a non-cancellable operating lease in the next seventeen months.

Period ending March 31:	USD
2020	$58,751
2021	$24,480
$83,231